UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2012
                                                 --------------------

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Centaurus Capital LP
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Address:   33 Cavendish Square, 16th Floor
           ---------------------------------------------
           London, W1G OPW, United Kingdom
           ---------------------------------------------

           ---------------------------------------------

Form 13F File Number: 028-11856


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Leary
        ---------------------------------------------------------------
Title:  Director of Centaurus Capital Limited, in its capacity as General Partner of Centaurus Capital LP
        ---------------------------------------------------------------
Phone:  011 44 20 7 852 3800
        ---------------------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Paul Leary              London, United Kingdom           February 14, 2013
------------------------- ---------------------------------  ------------------
   [Signature]                  [City, State]                       [Date]

Report  Type  (Check  only  one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              16

Form 13F Information Table Value Total:  $      106,098
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.           Form 13F File Number        Name

1             028-11857                   Centaurus Capital Limited



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                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
3SBIO INC                SPONSORED ADR  88575Y105    2,368   173,600 SH       OTHER      1              173,600
7 DAYS GROUP HLDGS LTD   ADR            81783J101      129    10,712 SH       OTHER      1               10,712
AMERICAN RLTY CAP TR INC COM            02917L101   30,498 2,642,832 SH       OTHER      1            2,642,832
AMERISTAR CASINOS INC    COM            03070Q101    2,440    93,000 SH       OTHER      1               93,000
ASM INTL N V             NY REGISTER SH N07045102      544    15,000 SH       OTHER      1               15,000
CARIBOU COFFEE INC       COM            142042209    3,963   244,761 SH       OTHER      1              244,761
FOCUS MEDIA HLDG LTD     SPONSORED ADR  34415V109   10,268   400,000 SH       OTHER      1              400,000
KNIGHT CAP GROUP INC     CL A COM       499005106    4,949 1,410,000 SH       OTHER      1            1,410,000
MIPS TECHNOLOGIES INC    COM            604567107    5,363   687,570 SH       OTHER      1              687,570
NEXEN INC                COM            65334H102   18,858   700,000 SH       OTHER      1              700,000
SEABRIGHT HOLDINGS INC   COM            811656107    4,656   420,587 SH       OTHER      1              420,587
SHANGPHARMA CORP         SPONSORED ADR  81943P104    1,273   148,200 SH       OTHER      1              148,200
WARNACO GROUP INC        COM NEW        934390402   16,716   233,562 SH       OTHER      1              233,562
YONGYE INTL INC          COM            98607B106    1,527   262,000 SH       OTHER      1              262,000
YOUNG INNOVATIONS INC    COM            987520103      648    16,448 SH       OTHER      1               16,448
ZHONGPIN INC             COM            98952K107    1,896   147,700 SH       OTHER      1              147,700
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